Taxation (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Resource pools	$ 4,347,000	$ 4,347,000
Domestic tax rate	27.00%	27.00%	26.58%
Effective tax rate	0.00%	0.00%	0.00%
Canada
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Unused non-capital loss carry forwards	$ 3,301,000	$ 5,826,000
United States
DisclosureOfMajorComponentsOfTaxExpenseIncomeLineItems [Line Items]
Unused non-capital loss carry forwards	$ 9,000	$ 48,000